Concentration of Credit Risk (Details) - Schedule of Single Suppliers Total Purchase - Total Purchase [Member] - Supplier Concentration Risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplier A [Member]
Schedule of Single Suppliers Total Purchase [Line Items]
Total purchase, Amount	$ 23,547,294	$ 11,475,851	$ 3,756,094
Total purchase, Percentage	37.60%	34.60%	73.80%
Supplier B [Member]
Schedule of Single Suppliers Total Purchase [Line Items]
Total purchase, Amount		$ 7,281,914
Total purchase, Percentage		21.90%
Supplier C [Member]
Schedule of Single Suppliers Total Purchase [Line Items]
Total purchase, Amount	$ 12,974,197	$ 3,402,612
Total purchase, Percentage	20.70%	10.30%
Supplier D [Member]
Schedule of Single Suppliers Total Purchase [Line Items]
Total purchase, Amount	$ 7,999,350
Total purchase, Percentage	12.80%
Supplier E [Member]
Schedule of Single Suppliers Total Purchase [Line Items]
Total purchase, Amount	$ 9,303,874
Total purchase, Percentage	14.90%